Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Class of Stock [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following represents assets that are recorded at carrying value which equals fair value:

	December 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
	$	$	$	$	$	$

Cash and cash equivalents	28,106,671	28,106,671	34,098,812	34,098,812	1	Note 2
Short-term investment	-	-	10,021,963	10,021,963	1	Note 2
Restricted cash	142,235	142,235	142,168	142,168	1	Note 2

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	December 31,	December 31,
	2017	2016
	Fair value measurements using input type Level 3

Warrants	$-	$34,838
RPC options	5,081,335	7,627,970
Liabilities related to stock options and warrants	$5,081,335	$7,662,808

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities related to stock options and warrants
Balance at December 31, 2014	$-

Balance at September 18, 2015 (Acquisition)	1,800,154

Changes in values of liability related to warrants	(11,408,231)

Value of liability related to options - transfer in	26,004,235

Balance at December 31, 2015	16,396,158

Changes in values of liabilities related to options and warrants	(8,733,350)

Balance at December 31, 2016	7,662,808

Changes in values of liabilities related to options and warrants	(2,581,473)

Balance at December 31, 2017	$5,081,335